8. MINERAL PROPERTY INTERESTS (Details 1) (USD $)	3 Months Ended		6 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2012	Jun. 30, 2011
ExplorationCostsLineItems [Line Items]
Exploration costs	$ 2,402,084	$ 5,698,144	$ 6,018,071	$ 9,345,806
USMember
ExplorationCostsLineItems [Line Items]
Exploration costs	1,677,194	4,628,089	4,546,825	7,663,795
MongoliaMember
ExplorationCostsLineItems [Line Items]
Exploration costs	652,279	1,009,271	1,219,800	1,508,566
OtherCountryMember
ExplorationCostsLineItems [Line Items]
Exploration costs	$ 72,611	$ 60,784	$ 251,466	$ 173,445